Convertible notes payable (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Convertible notes payable
Convertible notes payable	$ 119,215	$ 222,000
Total convertible notes payable	119,215	222,000
Less: unamortized debt discount	0	(21,825)
Total	$ 119,215	$ 200,175